SHARE-BASED COMPENSATION AND BENEFIT PLANS (Tables)	12 Months Ended
Dec. 31, 2021
Summary of Stock Option Activity
The following is a summary of stock option activity under the 2021 Plan and the 2014 Plan as of and for the year ended December 31, 2021:

	Options	Weighted- Average Exercise Price	Weighted- Average Remaining Contractual Term (in years)	Aggregate Intrinsic Value
Options outstanding at December 31, 2020	585,116	$174.83
Granted	163,550	276.41
Exercised	(130,178)	157.50
Forfeited	(15,500)	208.77
Expired	(500)	146.09

Options outstanding at December 31, 2021	602,488	$205.30	3.11	$64,816

Options exercisable at December 31, 2021	105,665	$168.77	1.95	$15,227

Summary of Non-Vested Restricted Stock Activity
The following is a summary of
non-vested
restricted stock activity as of and for the year ended December 31, 2021:

	Shares	Weighted- Average Grant Date Fair Value
Non-vested restricted stock outstanding at December 31, 2020	3,335,107	$75.00
Granted	194,643	254.73
Vested	(13,000)	138.97
Forfeited	(57,089)	131.31

Non-vested restricted stock outstanding at December 31, 2021	3,459,661	$83.94

Valuation Assumptions Used for Stock Option Awards
The following table presents the weighted-average assumptions used for stock options granted:

Years Ended December 31,	2021	2020	2019
Expected term in years	4.25	4.25	4.25
Risk-free interest rate	0.79%	0.26%	1.64%
Expected volatility	21.85%	20.89%	18.01%
Expected dividend yield	2.97%	3.69%	3.99%
Grant date fair value	$34.79	$20.76	$14.81

Share-Based Compensation Expense
The following table provides information on share-based compensation expense:

Years Ended December 31,	2021	2020	2019
Stock options	$2,908	$2,447	$2,440
Non-vested restricted stock	22,457	19,682	14,592

Share-based compensation expense	$25,365	$22,129	$17,032